                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK:
        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
          LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE
          LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE



                         SUPPLEMENT DATED JUNE 25, 2004
                TO THE PROSPECTUSES FOR THE FOLLOWING PRODUCTS:

   VUL(CV), VUL(CV)-II, VUL(CV)-III, VUL(DB), VUL(DB)-II, VUL(FLEX), VUL(ONE),
                            SVUL, SVUL-II, SVUL-III,
                            CVUL SERIES III AND LCV4




The information in this supplement updates and amends certain information contained in the last Product Prospectus you received. Keep this supplement with your Prospectus for reference.


         Effective July 30, 2004, all references to "Delaware Large Cap Value Series" are replaced with "Delaware Value Series". All references to the fund's investment objective are replaced with "long-term capital appreciation".















SUPP-04.16